CONVERTIBLE PROMISSORY NOTES - Narrative (Details) - Convertible promissory note - USD ($) $ / shares in Units, $ in Thousands	Aug. 01, 2025	Mar. 31, 2026	Jan. 31, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convertible promissory notes	$ 10,000	$ 4,300	$ 5,340	$ 10,000
Interest rate	15.00%		5.00%
Percentage Applied to Original Note for Share Issuance Calculation	110.00%
Percentage Applied to Total Outstanding Principal and Accrued Interest for Share Issuance Calculation	50.00%
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Conversion price, cap	$ 34.0131